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                               Semi-Annual Report
                               May 31, 2001

                               Mercury Premier
                               Growth Fund, Inc.

PORTFOLIO INFORMATION

GEOGRAPHIC ALLOCATION
================================================================================

As a Percentage of Net Assets as of May 31, 2001+

A pie chart illustrating the following percentages

Israel--0.8%
United States--89.3%
Canada--1.2%
Singapore--1.9%

+Total may not equal 100%.

WORLDWIDE INVESTMENTS AS OF MAY 31, 2001
================================================================================

Ten Largest                                                           Percent of
Equity Holdings                                                       Net Assets
================================================================================
Harley-Davidson, Inc.                                                   4.0%
--------------------------------------------------------------------------------
Sonus Networks, Inc.                                                    3.7
--------------------------------------------------------------------------------
Comverse Technology, Inc.                                               3.5
--------------------------------------------------------------------------------
Protein Design Labs, Inc.                                               3.4
--------------------------------------------------------------------------------
Enzon, Inc.                                                             3.2
--------------------------------------------------------------------------------
VERITAS Software Corporation                                            3.2
--------------------------------------------------------------------------------
BEA Systems, Inc                                                        3.2
--------------------------------------------------------------------------------
Waters Corporation                                                      3.2
--------------------------------------------------------------------------------
IDEC Pharmaceuticals Corporation                                        3.1
--------------------------------------------------------------------------------
Amdocs Limited                                                          2.8
--------------------------------------------------------------------------------

                                                                      Percent of
Ten Largest Industries                                                Net Assets
================================================================================

Software                                                                14.8%
--------------------------------------------------------------------------------
Biotechnology                                                           14.2
--------------------------------------------------------------------------------
Telecommunications Equipment                                            10.1
--------------------------------------------------------------------------------
Miscellaneous                                                            5.5
--------------------------------------------------------------------------------
Communications Equipment                                                 5.5
--------------------------------------------------------------------------------
Pharmaceuticals                                                          4.9
--------------------------------------------------------------------------------
Health Care Equipment & Supplies                                         4.3
--------------------------------------------------------------------------------
Automobiles                                                              4.0
--------------------------------------------------------------------------------
Internet Software & Services                                             3.3
--------------------------------------------------------------------------------
Electronic Equipment & Instruments                                       3.1
--------------------------------------------------------------------------------


               May 31, 2001 (2) Mercury Premier Growth Fund, Inc.

DEAR SHAREHOLDER

We are pleased to provide you with this semi-annual report for Mercury Premier Growth Fund, Inc. The Fund's investment objective is long-term capital appreciation. The Fund will seek to achieve its investment objective by investing primarily in a portfolio of common stocks of mid- and large-capitalization companies that we believe have strong earnings growth and capital appreciation potential.

Investment Environment

The uncertainty that accompanies an economic slowdown continues to be the driving force behind the recent down leg in the current investment cycle. In our November 30, 2000 report to shareholders, we were three months into another down leg of a bear market cycle that continued through the first week of April 2001. Negative investor sentiment continued to worsen as a slowing economy took its toll on corporate profit growth. Company managements were forced to communicate to investors a cautious stance on near-term growth because of lack of revenue and earnings visibility, which reinforced negative sentiment.

In an effort to stimulate economic growth, the Federal Reserve Board took unprecedented action to reduce short-term interest rates in larger increments and more frequently than any other time in history. Nonetheless, these actions failed to meaningfully change the prevailing negative investor sentiment, particularly with respect to growth stocks. During the six-month period ended May 31, 2001, we were encouraged that investors were reacting less harshly to negative corporate announcements. After five substantial interest rate cuts by the Federal Reserve Board and a meaningful tax cut on the horizon, we believe an economic rebound is likely later in 2001.

The overall tone of corporate earnings reports for the March quarter of 2001 suggested a broad-based slowdown in sales and earnings during the first half of 2001 and a subsequent pickup in growth during the second half. Following earnings announcements, corporate executives outlined plans to reduce expenses, retrench operations and divest non-core businesses. Many analysts viewed these actions as necessary to force companies to refocus on those businesses or products generating strong earnings. While these actions probably occur in normal business cycles, given the negative sentiment, investors chose to shift their attention to the present value of corporate earnings rather than future growth opportunities. As a result, investors tended to gravitate to more defensive/slower growth and value-oriented companies.

Although the Federal Reserve Board lowered short-term interest rates three times, or 150 basis points (1.50%) by March 31, 2001, the period still turned out to be one of the worst three-month periods for equities in the history of investing. While a reduction in interest rates by the Federal Reserve Board is generally expected to take six months to nine months for increased liquidity to take effect on the US economy, the forward looking equity markets normally show a favorable response more quickly. However,


               May 31, 2001 (3) Mercury Premier Growth Fund, Inc.

in this instance, equities traded down dramatically after two of the three interest rate reductions because investors feared the Federal Reserve Board had waited too long to act. Fortunately, two more 50 basis point interest rate reductions in April and May, 2001 seemed to bring investors back into the fold.

As the market begins to refocus on forward corporate profit growth in a more stable economic environment, we expect that investors will once again regain the confidence to invest in companies with sustainable, well-above-average growth rates.

Portfolio Matters

For the six-month period ended May 31, 2001, the Fund's Class I, Class A, Class B and Class C Shares had total returns of -29.38%, -29.59%, -29.79% and -29.79%. These results compare to a return of -18.66% for the NASDAQ Composite Index for the same period. (Fund results do not reflect sales charges and would be lower if sales charges were included. Complete performance information can be found on pages 6 and 7 of this report to shareholders.)

Our substantial underperformance during the six-month period ended May 31, 2001 is admittedly disturbing, but, as noted in the prospectus, the equities held by the Fund are particularly sensitive to changes in earnings or interest rates. We comfortably outperformed the NASDAQ Composite Index for the six months ended November 30, 2000, as investors in the early stages of the economic slowdown sold lesser-quality growth companies and gravitated to those growth companies perceived to have unassailable fundamental strengths that would carry them through the macroeconomic storm. The Fund performed relatively well during this period because these are the type of growth companies we strive to own. Unfortunately, as the bear market extended longer than bear markets in the recent past, investors began to "throw in the towel" even on the best growth companies. We responded by reducing our exposure to larger companies with many customers and broad product lines because we perceived a greater vulnerability to a slowing economy. Examples included Nortel Networks Corp., Corning Incorporated and Network Appliance. We replaced these investments with somewhat smaller companies such as L-3 Communications Holdings Inc., Ivax Corporation and Netegrity, Inc., which address more niche-like markets with secular growth dynamics unlikely to be greatly affected by macroeconomic trends. The stocks we sold continued to decline dramatically. Unfortunately, the stocks we replaced them with also declined (though not as severely) because of the investor attitudes described above.

Toward the end of the first half of the Fund's current fiscal year, we were encouraged by the observation that companies in our high-growth universe were starting to provide anecdotal news that was consistently positive. This is a dramatic reversal from six months ago when anecdotal news was universally negative. This significant trend change gives us encouragement that the Fund's relative outperformance from the recent NASDAQ market bottom on April 4 through the end of the fiscal year may be a sign of better times ahead.


               May 31, 2001 (4) Mercury Premier Growth Fund, Inc.

We believe the Fund is well-positioned for an improvement in fundamentals and investor sentiment in the second half of 2001. We expect both of these key dynamics to start to show the positive effects of the Federal Reserve Board's five interest rate reductions, and the substantial tax cut/rebate that was passed by Congress. A rebounding economy should contribute to better financial results, which should lead to a positive sentiment and a subsequent price/earnings multiple expansion. While slower in absolute terms than in previous periods, our investments continued to deliver strong growth metrics for the last three months of the period. These strong positive growth characteristics continued despite a quarter where the average Standard & Poor's 500 Index company's growth moved from slightly positive in the prior period to significantly negative in the latest period. Our companies' relative growth outperformance remains intact, and we expect the best fundamentally positioned growth companies to lead in any sustained market rebound.

In Conclusion

We greatly appreciate your investment in Mercury Premier Growth Fund, Inc. We continue to have very high confidence in our investment process as a long-term strategy, and we look forward to serving your investment needs in the months and years ahead.

Sincerely,


/s/ Terry K. Glenn                                /s/ James D. McCall

Terry K. Glenn                                    James D. McCall
President and Director                            Senior Vice President and
                                                  Portfolio Manager

July 10, 2001


               May 31, 2001 (5) Mercury Premier Growth Fund, Inc.

FUND PERFORMANCE DATA

ABOUT FUND PERFORMANCE

The Fund offers four classes of shares, each with its own sales charge and expense structure, allowing you to invest in the way that best suits your needs.

CLASS I SHARES incur a maximum initial sales charge of 5.25% and bear no ongoing distribution and account maintenance fees. Class I Shares are available only to eligible investors.

CLASS A SHARES incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

CLASS B SHARES are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first two years, decreasing to 3% for each of the next two years and decreasing 1% each year thereafter to 0% after the sixth year. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class A Shares after approximately 8 years.

CLASS C SHARES are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares may be subject to a 1% contingent deferred sales charge if redeemed within one year after purchase.

None of the past results shown should be considered a representation of future performance. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders. The Fund's Investment Adviser voluntarily waived its management fee and a portion of its other expenses. Without such waiver, the Fund's performance would have been lower.


               May 31, 2001 (6) Mercury Premier Growth Fund, Inc.

FUND PERFORMANCE DATA (CONCLUDED)

AVERAGE ANNUAL TOTAL RETURN
================================================================================
                                                         % Return      % Return
                                                       Without Sales  With Sales
Class I Shares*                                           Charge        Charge**
================================================================================
Year Ended
3/31/01                                                   -60.66%       -62.73%
--------------------------------------------------------------------------------
Inception (3/20/00)
through 3/31/01                                           -63.31        -65.18
--------------------------------------------------------------------------------
 * Maximum sales charge is 5.25%.
** Assuming maximum sales charge.

                                                         % Return      % Return
                                                       Without Sales  With Sales
Class A Shares*                                           Charge        Charge**
================================================================================
Year Ended
3/31/01                                                   -60.77%       -62.83%
--------------------------------------------------------------------------------
Inception (3/20/00)
through 3/31/01                                           -63.41        -65.27
--------------------------------------------------------------------------------
 * Maximum sales charge is 5.25%.
** Assuming maximum sales charge.

                                                         % Return      % Return
                                                       Without Sales  With Sales
Class B Shares*                                           Charge        Charge**
================================================================================
Year Ended
3/31/01                                                   -61.10%       -62.66%
--------------------------------------------------------------------------------
Inception (3/20/00)
through 3/31/01                                           -63.71        -65.12
--------------------------------------------------------------------------------
 * Maximum contingent deferred sales charge is 4% and is reduced to 0% after 6 years.
** Assuming payment of applicable contingent deferred sales charge.

                                                         % Return      % Return
                                                       Without Sales  With Sales
Class C Shares*                                           Charge        Charge**
================================================================================
Year Ended
3/31/01                                                   -61.10%       -61.49%
--------------------------------------------------------------------------------
Inception (3/20/00)
through 3/31/01                                           -63.71        -63.71
--------------------------------------------------------------------------------
 * Maximum contingent deferred sales charge is 1% and is reduced to 0% after 1 year.
** Assuming payment of applicable contingent deferred sales charge.

RECENT PERFORMANCE RESULTS
================================================================================

                                            6 Month       12 Month     Since Inception
As of May 31, 2001                       Total Return   Total Return    Total Return
======================================================================================
Class I*                                    -29.38%        -45.42%         -56.50%
--------------------------------------------------------------------------------------
Class A*                                    -29.59         -45.67          -56.70
--------------------------------------------------------------------------------------
Class B*                                    -29.79         -46.11          -57.10
--------------------------------------------------------------------------------------
Class C*                                    -29.79         -46.11          -57.10
--------------------------------------------------------------------------------------
Standard & Poor's/Barra Growth Index**      -13.73         -25.97          -32.50
--------------------------------------------------------------------------------------

 * Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The Fund's inception dates for Class I, Class A, Class B & Class C Shares are from 3/20/00.

** An unmanaged capitalization-weighted Index comprised of all the stocks in the Standard & Poor's 500 Index that have higher price-to-book ratios. Since inception total return is from 3/31/00.


               May 31, 2001 (7) Mercury Premier Growth Fund, Inc.

STATEMENT OF ASSETS
AND LIABILITIES

As of May 31, 2001
--------------------------------------------------------------------------------

MERCURY PREMIER GROWTH FUND, INC.
================================================================================

Assets:

Investment in Master Premier Growth Trust, at value (identified
  cost--$76,460)                                                                     $  79,164
Prepaid expenses and other assets                                                       19,018
                                                                                     ---------
Total assets                                                                            98,182
                                                                                     ---------
----------------------------------------------------------------------------------------------

Liabilities:

Payables:
  Distributor                                                             $     53
  Administrator                                                                 17          70
                                                                          --------
Accrued expenses and other liabilities                                                  19,060
                                                                                     ---------
Total liabilities                                                                       19,130
                                                                                     ---------
----------------------------------------------------------------------------------------------

Net Assets:

Net assets                                                                           $  79,052
                                                                                     =========
----------------------------------------------------------------------------------------------

Net Assets Consist of:

Class I Shares of Common Stock, $.10 par value,
  100,000,000 shares authorized                                                      $     251
Class A Shares of Common Stock, $.10 par value,
  100,000,000 shares authorized                                                            251
Class B Shares of Common Stock, $.10 par value,
  100,000,000 shares authorized                                                          1,083
Class C Shares of Common Stock, $.10 par value,
  100,000,000 shares authorized                                                            251
Paid-in capital in excess of par                                                       130,309
Accumulated investment loss--net                                                          (487)
Accumulated realized capital losses on investments and foreign currency
  transactions from the Trust--net                                                     (55,310)
Unrealized appreciation on investments from the Trust--net                               2,704
                                                                                     ---------
Net assets                                                                           $  79,052
                                                                                     =========
----------------------------------------------------------------------------------------------

Net Asset Value:

Class I--Based on net assets of $10,909 and 2,510 shares outstanding                 $    4.35
                                                                                     =========
Class A--Based on net assets of $10,876 and 2,510 shares outstanding                 $    4.33
                                                                                     =========
Class B--Based on net assets of $46,494 and 10,830 shares outstanding                $    4.29
                                                                                     =========
Class C--Based on net assets of $10,773 and 2,510 shares outstanding                 $    4.29
                                                                                     =========
----------------------------------------------------------------------------------------------

See Notes to Financial Statements.


               May 31, 2001 (8) Mercury Premier Growth Fund, Inc.

STATEMENT OF OPERATIONS

For the Six Months Ended May 31, 2001
--------------------------------------------------------------------------------

MERCURY PREMIER GROWTH FUND, INC.
================================================================================
Investment Income (Loss):

Investment income allocated from the Trust                             $    225
Expenses allocated from the Trust                                          (218)
                                                                       --------
Net investment income from the Trust                                          7
                                                                       --------
-------------------------------------------------------------------------------

Expenses:

Professional fees                                         $ 11,930
Offering costs                                               9,713
Printing and shareholder reports                             6,010
Registration fees                                            1,492
Accounting services                                            159
Account maintenance and distribution fees--Class B             137
Transfer agent fees--Class B                                   126
Transfer agent fees--Class C                                    74
Transfer agent fees--Class I                                    71
Transfer agent fees--Class A                                    71
Account maintenance and distribution fees--Class C              64
Administration fee                                              61
Account maintenance fees--Class A                               16
Other                                                          497
                                                          --------
Total expenses before reimbursement                         30,421
Reimbursement of expenses                                  (29,927)
                                                          --------
Total expenses after reimbursement                                          494
                                                                       --------
Investment loss--net                                                       (487)
                                                                       --------
-------------------------------------------------------------------------------

Realized & Unrealized Gain (Loss) from the Trust--Net:

Realized loss on investments from the Trust--net                        (30,425)
Change in unrealized appreciation/depreciation
  on investments from the Trust--net                                     15,807
                                                                       --------
Net Decrease in Net Assets Resulting from Operations                   $(15,105)
                                                                       ========
-------------------------------------------------------------------------------

See Notes to Financial Statements.


               May 31, 2001 (9) Mercury Premier Growth Fund, Inc.

STATEMENTS OF CHANGES
IN NET ASSETS

MERCURY PREMIER GROWTH FUND, INC.
================================================================================

                                                        For the Six   For the Period
                                                       Months Ended   March 20, 2000+
Increase (Decrease) in Net Assets:                     May 31, 2001  to Nov. 30, 2000
-------------------------------------------------------------------------------------
Operations:

Investment loss--net                                    $    (487)          $    (754)
Realized loss on investments and foreign currency
  transactions from the Trust--net                        (30,425)            (24,889)
Change in unrealized appreciation/depreciation
  on investments from the Trust--net                       15,807             (13,103)
                                                        -----------------------------
Net decrease in net assets resulting from operations      (15,105)            (38,746)
                                                        -----------------------------
-------------------------------------------------------------------------------------
Capital Share Transactions:

Net increase in net assets derived from capital
  share transactions                                       32,655                 248
                                                        -----------------------------
-------------------------------------------------------------------------------------
Net Assets:

Total increase (decrease) in net assets                    17,550             (38,498)
Beginning of period                                        61,502             100,000
                                                        -----------------------------
End of period*                                          $  79,052           $  61,502
                                                        =============================
-------------------------------------------------------------------------------------
*Accumulated investment loss--net                       $    (487)          $      --
                                                        =============================
-------------------------------------------------------------------------------------

+ Commencement of operations.

  See Notes to Financial Statements.


              May 31, 2001 (10) Mercury Premier Growth Fund, Inc.

FINANCIAL HIGHLIGHTS

MERCURY PREMIER GROWTH FUND, INC.
================================================================================
The following per share data and ratios have been derived from information provided in the financial statements.

                                                             Class I
                                                  ------------------------------
                                                   For the Six   For the Period
                                                  Months Ended   March 20, 2000+
Increase (Decrease) in Net Asset Value:           May 31, 2001  to Nov. 30, 2000
--------------------------------------------------------------------------------
Per Share Operating Performance:

Net asset value, beginning of period              $   6.16              $  10.00
                                                  ------------------------------
Investment loss--net                                  (.02)++++             (.04)
Realized and unrealized loss on
  investments and foreign currency
  transactions from the Trust--net                   (1.79)                (3.80)
                                                  ------------------------------
Total from investment operations                     (1.81)                (3.84)
                                                  ------------------------------
Net asset value, end of period                    $   4.35              $   6.16
                                                  ==============================
--------------------------------------------------------------------------------

Total Investment Return:**

Based on net asset value per share                  (29.38%)+++           (38.40%)+++
                                                  ==============================
--------------------------------------------------------------------------------

Ratios to Average Net Assets:

Expenses, net of reimbursement++                      1.42%*                1.46%*
                                                  ==============================
Expenses++                                           86.01%*               91.18%*
                                                  ==============================
Investment loss--net                                  (.79%)*               (.70%)*
                                                  ==============================
--------------------------------------------------------------------------------

Supplemental Data:

Net assets, end of period (in thousands)          $     11              $     16
                                                  ==============================
--------------------------------------------------------------------------------

   *  Annualized.
  **  Total investment returns exclude the effects of sales charges.
   +  Commencement of operations.
  ++ Includes the Fund's share of the Trust's allocated expenses. +++ Aggregate total investment return.
++++  Based on average shares outstanding.

      See Notes to Financial Statements.


              May 31, 2001 (11) Mercury Premier Growth Fund, Inc.

MERCURY PREMIER GROWTH FUND, INC.
================================================================================
The following per share data and ratios have been derived from information provided in the financial statements.

                                                            Class A
                                                 -------------------------------
                                                  For the Six    For the Period
                                                 Months Ended    March 20, 2000+
Increase (Decrease) in Net Asset Value:          May 31, 2001   to Nov. 30, 2000
--------------------------------------------------------------------------------
Per Share Operating Performance:

Net asset value, beginning of period             $  6.15                $  10.00
                                                 -------------------------------
Investment loss--net                                (.03)++++               (.06)
Realized and unrealized loss on
  investments and foreign currency
  transactions from the Trust--net                 (1.79)                  (3.79)
                                                 -------------------------------
Total from investment operations                   (1.82)                  (3.85)
                                                 -------------------------------
Net asset value, end of period                   $  4.33                $   6.15
                                                 ===============================
--------------------------------------------------------------------------------

Total Investment Return:**

Based on net asset value per share                (29.59%)+++             (38.50%)+++
                                                 ===============================
--------------------------------------------------------------------------------

Ratios to Average Net Assets:

Expenses, net of reimbursement++                    1.67%*                  1.71%*
                                                 ===============================
Expenses++                                         85.94%*                 91.45%*
                                                 ===============================
Investment loss--net                               (1.04%)*                 (.95%)*
                                                 ===============================
--------------------------------------------------------------------------------

Supplemental Data:

Net assets, end of period (in thousands)         $    11                $     16
                                                 ===============================
---------------------------------------------------------------------------------

   *  Annualized.
  **  Total investment returns exclude the effects of sales charges.
   +  Commencement of operations.
  ++ Includes the Fund's share of the Trust's allocated expenses. +++ Aggregate total investment return.
++++  Based on average shares outstanding.

      See Notes to Financial Statements.


              May 31, 2001 (12) Mercury Premier Growth Fund, Inc.

MERCURY PREMIER GROWTH FUND, INC.
================================================================================
The following per share data and ratios have been derived from information provided in the financial statements.

                                                          Class B
                                             -----------------------------------
                                              For the Six        For the Period
                                             Months Ended        March 20, 2000+
Increase (Decrease) in Net Asset Value:      May 31, 2001       to Nov. 30, 2000
--------------------------------------------------------------------------------
Per Share Operating Performance:

Net asset value, beginning of period         $   6.11                   $  10.00
                                             -----------------------------------
Investment loss--net                             (.04)++++                  (.10)
Realized and unrealized loss on
  investments and foreign currency
  transactions from the Trust--net              (1.78)                     (3.79)
                                             -----------------------------------
Total from investment operations                (1.82)                     (3.89)
                                             -----------------------------------
Net asset value, end of period               $   4.29                   $   6.11
                                             ===================================
--------------------------------------------------------------------------------

Total Investment Return:**

Based on net asset value per share             (29.79%)+++                (38.90%)+++
                                             ===================================
--------------------------------------------------------------------------------

Ratios to Average Net Assets:

Expenses, net of reimbursement++                 2.50%*                     2.47%*
                                             ===================================
Expenses++                                     103.12%*                    92.33%*
                                             ===================================
Investment loss--net                            (1.85%)*                   (1.72%)*
                                             ===================================
--------------------------------------------------------------------------------

Supplemental Data:

Net assets, end of period (in thousands)     $     46                   $     15
                                             ===================================
--------------------------------------------------------------------------------

   *  Annualized.
  **  Total investment returns exclude the effects of sales charges.
   +  Commencement of operations.
  ++ Includes the Fund's share of the Portfolio's allocated expenses. +++ Aggregate total investment return.
++++  Based on average shares outstanding.

      See Notes to Financial Statements.


              May 31, 2001 (13) Mercury Premier Growth Fund, Inc.

FINANCIAL HIGHLIGHTS (CONCLUDED)

MERCURY PREMIER GROWTH FUND, INC.
================================================================================
The following per share data and ratios have been derived from information provided in the financial statements.

                                                            Class C
                                                 -------------------------------
                                                  For the Six    For the Period
                                                 Months Ended    March 20, 2000+
Increase (Decrease) in Net Asset Value:          May 31, 2001   to Nov. 30, 2000
--------------------------------------------------------------------------------
Per Share Operating Performance:

Net asset value, beginning of period             $  6.11                 $ 10.00
                                                 -------------------------------
Investment loss--net                                (.05)++++               (.10)
Realized and unrealized loss on
  investments and foreign currency
  transactions from the Trust--net                 (1.77)                  (3.79)
                                                 -------------------------------
Total from investment operations                   (1.82)                  (3.89)
                                                 -------------------------------
Net asset value, end of period                   $  4.29                 $  6.11
                                                 ===============================
--------------------------------------------------------------------------------

Total Investment Return:**

Based on net asset value per share                (29.79%)+++             (38.90%)+++
                                                 ===============================
--------------------------------------------------------------------------------

Ratios to Average Net Assets:

Expenses, net of reimbursement++                    2.48%*                  2.48%*
                                                 ===============================
Expenses++                                         86.76%*                 92.28%*
                                                 ===============================
Investment loss--net                               (1.84%)*                (1.73%)*
                                                 ===============================
--------------------------------------------------------------------------------

Supplemental Data:

Net assets, end of period (in thousands)         $    11                 $    15
                                                 ===============================
--------------------------------------------------------------------------------

   *  Annualized.
  **  Total investment returns exclude the effects of sales charges.
   +  Commencement of operations.
  ++ Includes the Fund's share of the Portfolio's allocated expenses. +++ Aggregate total investment return.
++++  Based on average shares outstanding.

      See Notes to Financial Statements.


              May 31, 2001 (14) Mercury Premier Growth Fund, Inc.

NOTES TO FINANCIAL STATEMENTS

MERCURY PREMIER GROWTH FUND, INC.
================================================================================

(1)    Significant Accounting Policies:

       Mercury Premier Growth Fund (the "Fund") is registered under the Investment Company Act of 1940 as a diversified mutual fund. The Fund seeks to achieve its investment objective by investing all of its assets in the Master Premier Growth Trust (the "Trust"), which has the same investment objective as the Fund. The value of the Fund's investment in the Trust reflects the Fund's proportionate interest in the net assets of the Trust. The performance of the Fund is directly affected by the performance of the Trust. The financial statements of the Trust, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The percentage of the Trust owned by the Fund at May 31, 2001 was 0.1%. The Fund offers four classes of shares. Class I and Class A Shares are sold with a front-end sales charge. Class B and Class C Shares may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class A, Class B and Class C Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures (except that Class B Shares have certain voting rights with respect to Class A distribution expenditures). The following is a summary of significant accounting policies followed by the Fund.

       (a) Valuation of investments--The Fund records its investment in the Trust at fair value. Valuation of securities held by the Trust is discussed in Note 1a of the Trust's Notes to Financial Statements, which are included elsewhere in this report.

       (b) Investment income and expenses--The Fund records daily its proportionate share of the Trust's income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses.

       (c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates.


              May 31, 2001 (15) Mercury Premier Growth Fund, Inc.

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

       (d) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

       (e) Dividends and distributions--Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

       (f) Investment transactions--Investment transactions in the Trust are accounted for on a trade date basis.

(2)    Transactions with Affiliates:

       Effective January 17, 2001, the Fund has entered into an Administrative Services Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), a wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund pays a monthly fee at an annual rate of .25% of the Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund. For the six months ended May 31, 2001, FAM earned annual fees of $61, all of which were waived. FAM also reimbursed the Fund for additional expenses of $29,866.

       The Trust has entered into a Distribution Agreement and Distribution Plans with FAM Distributors, Inc. ("FAMD" or the "Distributor"), a wholly-owned subsidiary of Merrill Lynch Group, Inc. Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

                                         Account                 Distribution
                                      Maintenance Fee                 Fee
       =========================================================================
       Class A                            .25%                         --
       -------------------------------------------------------------------------
       Class B                            .25%                        .75%
       -------------------------------------------------------------------------
       Class C                            .25%                        .75%
       -------------------------------------------------------------------------

       Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., and selected dealers also provide account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor, MLPF&S and selected dealers


              May 31, 2001 (16) Mercury Premier Growth Fund, Inc.

       for providing account maintenance services to Class A, Class B and Class C shareholders. The ongoing distribution fee compensates the Distributor, MLPF&S and selected dealers for providing shareholder and distribution-related services to Class B and Class C shareholders.

       Financial Data Services, Inc. ("FDS"), an indirect, wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

       Certain officers and/or directors of the Fund are officers and/or directors of FAM, FAMD, FDS, and/or ML & Co.

(3)    Investments:

       Increases and decreases in the Fund's investment in the Trust for the six months ended May 31, 2001 were $120,739 and $88,883, respectively.

(4)    Capital Share Transactions:

       Net increase in net assets derived from capital share transactions was $32,655 and $248 for the six months ended May 31, 2001 and for the period March 20, 2000 to November 30, 2000, respectively. Prior to March 20, 2000 (commencement of operations), the Fund issued 2,500 shares of each class to FAM for $25,000 per class.

       Transactions in capital shares for each class were as follows:

       Class I Shares for the Period
       March 20, 2000 to November 30, 2000        Shares           Dollar Amount
       -------------------------------------------------------------------------
       Shares sold                                    10                     $82
                                                --------------------------------
       Net increase                                   10                     $82
                                                ================================
       -------------------------------------------------------------------------

       Class A Shares for the Period
       March 20, 2000 to November 30, 2000        Shares           Dollar Amount
       -------------------------------------------------------------------------
       Shares sold                                    10                     $83
                                                --------------------------------
       Net increase                                   10                     $83
                                                ================================
       -------------------------------------------------------------------------


              May 31, 2001 (17) Mercury Premier Growth Fund, Inc.

NOTES TO FINANCIAL STATEMENTS
(CONCLUDED)

       Class B Shares for the
       Six Months Ended May 31, 2001              Shares           Dollar Amount
       -------------------------------------------------------------------------

       Shares sold                                 8,330                 $32,655
                                                --------------------------------
       Net increase                                8,330                 $32,655
                                                ================================
       -------------------------------------------------------------------------

       Class C Shares for the Period
       March 20, 2000 to November 30, 2000        Shares           Dollar Amount
       -------------------------------------------------------------------------

       Shares sold                                    10                     $83
                                                --------------------------------
       Net increase                                   10                     $83
                                                ================================
       -------------------------------------------------------------------------


              May 31, 2001 (18) Mercury Premier Growth Fund, Inc.

SCHEDULE OF INVESTMENTS

MASTER PREMIER GROWTH TRUST
================================================================================

                                                                           In US Dollars
                                                                      ----------------------
                     Shares                                                       Percent of
Industries            Held             Common Stocks                     Value    Net Assets
--------------------------------------------------------------------------------------------
Canada

Electronic Equipment  32,000  + Celestica Inc.                        $  1,600,000    1.2%
& Instruments
--------------------------------------------------------------------------------------------
                                Total Common Stocks in Canada            1,600,000    1.2
--------------------------------------------------------------------------------------------
Israel

Internet Software     20,000  + Check Point Software Technologies Ltd.   1,077,200    0.8
& Services
--------------------------------------------------------------------------------------------
                                Total Common Stocks in Israel            1,077,200    0.8
--------------------------------------------------------------------------------------------
Singapore

Electronic           100,000  + Flextronics International Ltd.           2,523,000    1.9
Equipment &
Instruments
--------------------------------------------------------------------------------------------
                                Total Common Stocks in Singapore         2,523,000    1.9
--------------------------------------------------------------------------------------------
United States

Aerospace & Defense   19,000  + L-3 Communications Holdings, Inc.        1,681,500    1.3
--------------------------------------------------------------------------------------------
Automobiles          110,000    Harley-Davidson, Inc.                    5,166,700    4.0
--------------------------------------------------------------------------------------------
Banks                 60,000    Washington Mutual, Inc.                  2,137,200    1.6
--------------------------------------------------------------------------------------------
Biotechnology         60,000  + Enzon, Inc.                              4,200,600    3.2
                      65,000  + IDEC Pharmaceuticals Corporation         4,004,000    3.1
                      19,000  + Invitrogen Corporation                   1,360,400    1.0
                      55,000  + Millennium Pharmaceuticals, Inc.         2,099,350    1.6
                      60,000  + Protein Design Labs, Inc.                4,452,600    3.4
                      80,000  + Tanox, Inc.                              2,508,000    1.9
                                                                      ----------------------
                                                                        18,624,950   14.2
--------------------------------------------------------------------------------------------
Commercial             8,000  + Concord EFS, Inc.                          405,520    0.3
Services & Supplies   45,000    Paychex, Inc.                            1,729,350    1.3
                                                                      ----------------------
                                                                         2,134,870    1.6
--------------------------------------------------------------------------------------------
Communications       100,000  + Cisco Systems, Inc.                      1,926,000    1.5
Equipment             80,000  + Comverse Technology, Inc.                4,640,000    3.5
                      10,000  + QUALCOMM Incorporated                      607,300    0.5
                                                                      ----------------------
                                                                         7,173,300    5.5
--------------------------------------------------------------------------------------------


              May 31, 2001 (19) Mercury Premier Growth Fund, Inc.

                                                                          In US Dollars
                                                                      ----------------------
                     Shares                                                       Percent of
Industries            Held             Common Stocks                     Value    Net Assets
--------------------------------------------------------------------------------------------
United States (continued)

Computers &           70,000  + EMC Corporation                       $  2,212,000    1.7%
Peripherals
--------------------------------------------------------------------------------------------
Electric Utilities    18,000  + Mirant Corporation                         707,400    0.5
--------------------------------------------------------------------------------------------
Electrical           119,000  + Thermo Electron Corporation              3,321,290    2.5
Equipment
--------------------------------------------------------------------------------------------
Energy Equipment &    15,000    Diamond Offshore Drilling, Inc.            594,150    0.4
& Services            25,000  + National-Oilwell, Inc.                     862,500    0.7
                                                                      ----------------------
                                                                         1,456,650    1.1
--------------------------------------------------------------------------------------------
Food & Drug           55,000    Walgreen Co.                             2,210,450    1.7
Retailing
--------------------------------------------------------------------------------------------
Health Care           47,600    Applera Corporation--Applied
Equipment &                     Biosystems Group                         1,464,176    1.1
Supplies              83,000  + Waters Corporation                       4,123,440    3.2
                                                                      ----------------------
                                                                         5,587,616    4.3
--------------------------------------------------------------------------------------------
Health Care           13,000    Cardinal Health, Inc.                      935,870    0.7
Providers & Services  50,000  + Caremark Rx, Inc.                          814,000    0.6
                                                                      ----------------------
                                                                         1,749,870    1.3
--------------------------------------------------------------------------------------------
Internet Software     46,000  + Netegrity, Inc.                          1,556,640    1.2
& Services            30,000  + VeriSign, Inc.                           1,695,000    1.3
                                                                      ----------------------
                                                                         3,251,640    2.5
--------------------------------------------------------------------------------------------
Media                 13,000  + AOL Time Warner Inc.                       678,990    0.5
                      54,000  + TMP Worldwide Inc.                       3,146,040    2.4
                                                                      ----------------------
                                                                         3,825,030    2.9
--------------------------------------------------------------------------------------------
Miscellaneous         80,000  + Nasdaq-100 Shares (a)                    3,578,400    2.7
                      29,000    S&P 500 Depositary Receipts (b)          3,652,550    2.8
                                                                      ----------------------
                                                                         7,230,950    5.5
--------------------------------------------------------------------------------------------
Multi-Utilities       55,000    Enron Corp.                              2,910,050    2.2
--------------------------------------------------------------------------------------------
Networking            43,000  + Extreme Networks, Inc.                   1,268,500    1.0
Equipment             55,000  + Juniper Networks, Inc.                   2,339,150    1.8
                                                                      ----------------------
                                                                         3,607,650    2.8
--------------------------------------------------------------------------------------------
Oil & Gas             37,500    EOG Resources, Inc.                      1,683,375    1.3
--------------------------------------------------------------------------------------------
Pharmaceuticals       90,000  + IVAX Corporation                         3,033,000    2.3
                      80,000    Pfizer Inc.                              3,431,200    2.6
                                                                      ----------------------
                                                                         6,464,200    4.9
--------------------------------------------------------------------------------------------
Semiconductor         30,000  + Applied Micro Circuits Corporation         542,100    0.4
Equipment &           15,000  + Maxim Integrated Products, Inc.            765,150    0.6
Products                                                              ----------------------
                                                                         1,307,250    1.0
--------------------------------------------------------------------------------------------


              May 31, 2001 (20) Mercury Premier Growth Fund, Inc.

SCHEDULE OF INVESTMENTS (CONCLUDED)

                                                                          In US Dollars
                                                                      ----------------------
                     Shares                                                       Percent of
Industries            Held             Common Stocks                     Value    Net Assets
--------------------------------------------------------------------------------------------
United States (concluded)

Software              60,000  + Amdocs Limited                        $  3,708,000    2.8%
                     115,000  + BEA Systems, Inc                         4,126,200    3.2
                      90,000  + Informatica Corporation                  1,683,000    1.3
                      55,000  + Manugistics Group, Inc.                  1,974,500    1.5
                      20,000  + Mercury Interactive Corp.                1,183,600    0.9
                      10,000  + Microsoft Corporation                      691,700    0.5
                      42,000  + Siebel Systems, Inc.                     1,904,700    1.4
                      63,000  + VERITAS Software Corporation             4,152,330    3.2
                                                                      ----------------------
                                                                        19,424,030   14.8
--------------------------------------------------------------------------------------------
Telecommunications    65,000  + CIENA Corporation                        3,519,100    2.7
Equipment            110,000  + ONI Systems Corp.                        3,411,100    2.6
                      27,000    Scientific-Atlanta, Inc.                 1,417,770    1.1
                     187,000  + Sonus Networks, Inc.                     4,815,250    3.7
                                                                      ----------------------
                                                                        13,163,220   10.1
--------------------------------------------------------------------------------------------
                                Total Common Stocks in
                                the United States                      117,031,191   89.3
--------------------------------------------------------------------------------------------
                                Total Investments in Common Stocks
                                (Cost--$154,658,523)                   122,231,391   93.2
--------------------------------------------------------------------------------------------
                      Face
                     Amount        Short-Term Securities
--------------------------------------------------------------------------------------------
Commercial     US$ 5,000,000    Gannett Company,
Paper*                          3.95% due 6/12/2001                      4,993,965    3.8
                   4,212,000    General Motors Acceptance Corp.,
                                4.19% due 6/01/2001                      4,212,000    3.2
--------------------------------------------------------------------------------------------
                                Total Investments in Short-Term
                                Securities (Cost--$9,205,965)            9,205,965    7.0
--------------------------------------------------------------------------------------------
                                Total Investments
                                (Cost--$163,864,488)                   131,437,356  100.2
                                Liabilities in Excess of Other Assets     (311,625)  (0.2)
                                                                      ----------------------
                                Net Assets                            $131,125,731  100.0%
                                                                      ======================
--------------------------------------------------------------------------------------------

  +   Non-income producing security.
(a) Represents ownership in the Nasdaq-100 Trust, a registered unit investment trust. The investment objective of the Nasdaq-100 Trust is to provide investment results that generally correspond to the price performance and dividend yield of the component stocks of the Nasdaq-100 Index.
(b) Represents ownership in SPDR Trust, a registered unit investment trust. The investment objective of the SPDR Trust is to provide investment results that generally correspond to the price and yield performance of the component stocks of the S&P 500 Index.
  * Commercial Paper is traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase by the Trust.

      See Notes to Financial Statements.


              May 31, 2001 (21) Mercury Premier Growth Fund, Inc.

STATEMENT OF ASSETS
AND LIABILITIES

As of May 31, 2001
--------------------------------------------------------------------------------

MASTER PREMIER GROWTH TRUST
================================================================================

Assets:

Investments, at value (identified cost--$163,864,488)                            $131,437,356
Cash                                                                                    2,362
Receivables:
  Securities sold                                             $ 1,834,082
  Contributions                                                   326,433
  Dividends                                                        21,768           2,182,283
                                                             ------------
  Prepaid expenses and other assets                                                    60,774
                                                                                 ------------
  Total assets                                                                    133,682,775
                                                                                 ------------
---------------------------------------------------------------------------------------------

Liabilities:

Payables:
  Securities purchased                                          2,112,458
  Withdrawals                                                     351,962
  Investment adviser                                               42,245           2,506,665
                                                             ------------
Accrued expenses and other liabilities                                                 50,379
                                                                                 ------------
Total liabilities                                                                   2,557,044
                                                                                 ------------
---------------------------------------------------------------------------------------------

Net Assets:

Net assets                                                                       $131,125,731
                                                                                 ============
---------------------------------------------------------------------------------------------

Net Assets Consist of:

Partners' capital                                                                $163,552,863
Unrealized depreciation on investments--net                                       (32,427,132)
                                                                                 ------------
Net assets                                                                       $131,125,731
                                                                                 ============
---------------------------------------------------------------------------------------------

See Notes to Financial Statements.


              May 31, 2001 (22) Mercury Premier Growth Fund, Inc.

STATEMENT OF OPERATIONS

For the Six Months Ended May 31, 2001
--------------------------------------------------------------------------------

MASTER PREMIER GROWTH TRUST
================================================================================

Investment Income:

Interest and discount earned                                                    $     416,262
Dividends (net of $154 foreign withholding tax)                                       123,947
                                                                                -------------
Total income                                                                          540,209
                                                                                -------------
---------------------------------------------------------------------------------------------

Expenses:

Investment advisory fees                                        $ 455,280
Accounting services                                                52,493
Professional fees                                                  28,028
Custodian fees                                                     10,652
Trustees' fees and expenses                                         7,756
Offering costs                                                      3,806
Pricing fees                                                          625
Other                                                               3,547
                                                                ---------
Total expenses                                                                        562,187
                                                                                -------------
Investment loss--net                                                                  (21,978)
                                                                                -------------
---------------------------------------------------------------------------------------------

Realized & Unrealized Gain (Loss) On Investments--Net:

Realized loss on investments--net                                                 (72,032,875)
Change in unrealized depreciation on investments--net                              17,555,443
                                                                                -------------
Net Decrease in Net Assets Resulting from Operations                            $ (54,499,410)
                                                                                =============
---------------------------------------------------------------------------------------------

See Notes to Financial Statements.


              May 31, 2001 (23) Mercury Premier Growth Fund, Inc.

STATEMENTS OF CHANGES
IN NET ASSETS

MASTER PREMIER GROWTH TRUST
================================================================================

                                                              For the Six      For the Period
                                                             Months Ended      March 3, 2000+
Increase (Decrease) in Net Assets:                           May 31, 2001     to Nov. 30, 2000
----------------------------------------------------------------------------------------------
Operations:

Investment income (loss)--net                                 $    (21,978)       $     35,932
Realized loss on investments--net                              (72,032,875)        (43,858,203)
Change in unrealized depreciation on investments--net           17,555,443         (49,982,575)
                                                              --------------------------------
Net decrease in net assets resulting from operations           (54,499,410)        (93,804,846)
                                                              --------------------------------
----------------------------------------------------------------------------------------------

Net Capital Contributions:

Increase in net assets derived from net capital contributions    4,727,511         274,602,376
                                                              --------------------------------
----------------------------------------------------------------------------------------------

Net Assets:

Total increase (decrease) in net assets                        (49,771,899)        180,797,530
Beginning of period                                            180,897,630             100,100
                                                              --------------------------------
End of period                                                 $131,125,731        $180,897,630
                                                              ================================
----------------------------------------------------------------------------------------------

+ Commencement of operations.

  See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

MASTER PREMIER GROWTH TRUST
================================================================================

                                                               For the Six     For the Period
The following ratios have been derived from                   Months Ended     March 3, 2000+
information provided in the financial statements.             May 31, 2001    to Nov. 30, 2000
----------------------------------------------------------------------------------------------
Ratios to Average Net Assets:

Expenses                                                              .72%*               .85%*
                                                                ==============================
Investment income (loss)--net                                        (.03%)*              .02%*
                                                                ==============================
----------------------------------------------------------------------------------------------

Supplemental Data:

Net assets, end of period (in thousands)                        $  131,126           $ 180,898
                                                                ==============================
Portfolio turnover                                                  54.52%              79.97%
                                                                ==============================
----------------------------------------------------------------------------------------------

* Annualized.
+ Commencement of operations.

  See Notes to Financial Statements.


              May 31, 2001 (24) Mercury Premier Growth Fund, Inc.

NOTES TO FINANCIAL STATEMENTS

MASTER PREMIER GROWTH TRUST
================================================================================

(1)    Significant Accounting Policies:

       Master Premier Growth Trust (the "Trust") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company and is organized as a Delaware business trust. The Declaration of Trust permits the Trustees to issue nontransferable interests in the Trust, subject to certain limitations. The Trust's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The following is a summary of significant accounting policies followed by the Trust.

       (a) Valuation of investments--Portfolio securities that are traded on stock exchanges are valued at the last sale price as of the close of business on the day the securities are being valued or, lacking any sales, at the closing bid price. Securities that are traded in the over-the-counter market are valued at the last available bid price prior to the time of valuation. Portfolio securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Short-term securities are valued at amortized cost, which approximates market value. Other investments, including futures contracts and related options, are stated at market value. Securities and assets for which market quotations are not readily available are valued at fair market value, as determined in good faith by or under the direction of the Trust's Board of Trustees.

       (b) Derivative financial instruments--The Trust may engage in various portfolio investment techniques to increase or decrease the level of risk to which the Trust is exposed more quickly and efficiently than transactions in other types of investments. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.


              May 31, 2001 (25) Mercury Premier Growth Fund, Inc.

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

       o Financial futures contracts--The Trust may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Upon entering into a contract, the Trust deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Trust agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Trust as unrealized gains or losses. When the contract is closed, the Trust records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

       o Options--The Trust is authorized to purchase and write call and put options. When the Trust writes an option, an amount equal to the premium received by the Trust is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Trust enters into a closing transaction), the Trust realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).

       Written and purchased options are non-income producing investments.

       o Forward foreign exchange contracts--The Trust is authorized to enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. Such contracts are not entered on the Trust's records. However, the effect on operations is recorded from the date the Trust enters into such contracts.

       o Foreign currency options and futures--The Trust may also purchase or sell listed or over-the-counter foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-US dollar denominated securities owned by the Trust, sold by the Trust but not yet delivered, or committed or anticipated to be purchased by the Trust.


              May 31, 2001 (26) Mercury Premier Growth Fund, Inc.

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

       (c) Foreign currency transactions--Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into US dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

       (d) Income taxes--The Trust is classified as a partnership for Federal income tax purposes. As a partnership for Federal income tax purposes, the Trust will not incur Federal income tax liability. Items of partnership income, gain, loss and deduction will pass through to investors as partners in the Trust. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates. It is intended that the Trust's assets will be managed so an investor in the Trust can satisfy the requirements of subchapter M of the Internal Revenue Code.

       (e) Security transactions and investment income--Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Trust has determined the ex-dividend date. The Trust will adopt the provisions to amortize all premiums and discounts on debt securities effective December 1, 2001, as now required under the new AICPA Audit and Accounting Guide for Investment Companies. The cumulative effect of this accounting change will have no impact on the total net assets of the Trust. The impact of this accounting change has not been determined, but will result in an adjustment to the cost of securities and a corresponding adjustment to net unrealized appreciation/depreciation, based on debt securities held as of November 30, 2001.

(2)    Investment Advisory Agreement and Transactions with Affiliates:

       The Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.


              May 31, 2001 (27) Mercury Premier Growth Fund, Inc.

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

       FAM is responsible for the management of the Trust's investments and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Trust. For such services, the Trust paid a monthly fee at an annual rate of .75% of the average daily value of the Trust's net assets. Effective January 17, 2001, the annual rate was changed to .50%.

       In addition, FAM received $3,225 in commissions on the execution of portfolio security transactions for the Trust for the six months ended May 31, 2001.

       Prior to January 1, 2001, FAM provided accounting services to the Trust at its cost and the Trust reimbursed FAM for these services. FAM continues to provide certain accounting services to the Trust. The Trust reimburses FAM at its cost for such services. For the six months ended May 31, 2001, the Trust reimbursed FAM an aggregate of $14,259 for the above-described services. The Trust entered into an agreement with State Street Bank and Trust Company ("State Street"), effective January 1, 2001, pursuant to which State Street provides certain accounting services to the Trust. The Trust pays a fee for these services.

       Certain officers and/or trustees of the Trust are officers and/or directors of FAM, PSI, and/or ML & Co.

(3)    Investments:

       Purchases and sales of investments, excluding short-term securities, for the six months ended May 31, 2001 were $105,130,113 and $76,020,575, respectively.

       Net realized gains (losses) for the six months ended May 31, 2001 and net unrealized losses as of May 31, 2001 were as follows:

                                               Realized             Unrealized
                                            Gains (Losses)            Losses
       ------------------------------------------------------------------------
       Long-term investments                 $(72,055,216)         $(32,427,132)
       Short-term investments                       2,048                    --
       Options purchased                            4,346                    --
       Options written                             15,947                    --
                                             ----------------------------------
       Total                                 $(72,032,875)         $(32,427,132)
                                             ==================================
       ------------------------------------------------------------------------


              May 31, 2001 (28) Mercury Premier Growth Fund, Inc.

NOTES TO FINANCIAL STATEMENTS
(CONCLUDED)


       Transactions in call options written for the six months ended May 31, 2001 were as follows:

                                               Nominal Value
                                                Covered by           Premiums
                                              Written Options        Received
       ------------------------------------------------------------------------
       Outstanding call options written at
       beginning of period                    $      --              $       --
       Options written                            6,300                  17,963
       Options closed                            (6,300)                (17,963)
                                              ---------------------------------
       Outstanding call options written at
       end of period                          $      --              $       --
                                              =================================
       ------------------------------------------------------------------------

       As of May 31, 2001, net unrealized depreciation for Federal income tax purposes aggregated $32,427,132, of which $7,670,325 related to appreciated securities and $40,097,457 related to depreciated securities. At May 31, 2001, the aggregate cost of investments for Federal income tax purposes was $163,864,488.

(4)    Short-Term Borrowings:

       On December 1, 2000, the Trust, along with certain other funds managed by FAM and its affiliates, renewed and amended a $1,000,000,000 credit agreement with Bank One, N.A. and certain other lenders. The Trust may borrow under the credit agreement to fund partner withdrawals and for other lawful purposes other than for leverage. The Trust may borrow up to the maximum amount allowable under the Trust's current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Trust pays a commitment fee of .09% per annum based on the Trust's pro rata share of the unused portion of the facility. Amounts borrowed under the facility bear interest at a rate equal to, at each fund's election, the Federal Funds rate plus .50% or a base rate as determined by Bank One, N.A. The Trust did not borrow under the facility during the six months ended May 31, 2001.


              May 31, 2001 (29) Mercury Premier Growth Fund, Inc.

OFFICERS AND DIRECTORS/TRUSTEES

Terry K. Glenn, President and
  Director/Trustee
James H. Bodurtha, Director/Trustee
Herbert I. London, Director/Trustee
Joseph L. May, Director/Trustee
Andre F. Perold, Director/Trustee
Roberta Cooper Ramo, Director/Trustee
Robert C. Doll, Jr., Senior Vice President
James D. McCall, Senior Vice President
  and Portfolio Manager
Donald C. Burke, Vice President and
  Treasurer
Susan B. Baker, Secretary

Custodian

The Bank of New York
90 Washington Street, 12th Floor
New York, NY 10286

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(888) 763-2260


              May 31, 2001 (30) Mercury Premier Growth Fund, Inc.

[LOGO] Merrill Lynch  Investment Managers
--------------------------------------------------------------------------------
MUTUAL               MANAGED              ALTERNATIVE            INSTITUTIONAL
FUNDS                ACCOUNTS             INVESTMENTS           ASSET MANAGEMENT
--------------------------------------------------------------------------------
                               [GRAPHICS OMITTED]

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Mercury Premier Growth Fund, Inc.
Box 9011
Princeton, NJ
08543-9011

[RECYCLE LOGO] Printed on post-consumer recycled paper           #MERCPREM--5/01